Contract liabilities - Disclosure of development of contract liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract liabilities [abstract]
BALANCE AS AT JANUARY 1	€ 128,758	€ 89,636
Revenue recognition	(130,678)	(89,364)
Exchange rate differences	498	7
Addition	10,833	128,479
BALANCE AS AT DECEMBER 31	9,411	128,758
Less non-current portion	0	(4,741)
CURRENT PORTION	€ 9,411	€ 124,017